Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 136,772
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,643
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	16,976
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,288
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,664
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,805
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 87,396